Non-trading securities - Fair Value of Residual contractual Maturity of Non-trading Securities (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014
Insurance subsidiary [Member]
Non-trading debt securities [Line Items]
Total	¥ 281,387
Less than 1 year	36,950
1 to 5 years	127,172
5 to 10 years	83,325
More than 10 years	¥ 33,940